Accounts Receivable, Net (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Receivable Net [Line Items]
Accounts receivable	$ 2,435,520	¥ 17,777,592	$ 1,100,000	¥ 7,800,000
Short-term loan	6,079,252		5,726,841
China Industrial Bank [Member]
Accounts Receivable Net [Line Items]
Working capital loan			$ 760,574
China Minsheng Bank [Member]
Accounts Receivable Net [Line Items]
Short-term loan	$ 1,369,994	¥ 10,000,000